Note 13 - Trade Receivables, Other Receivables, and Prepayments - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	6.60%	6.00%
Gross carrying amount	$ 61,985	$ 46,661
Loss allowance as of December 31	$ 4,062	$ 2,796
Current [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	1.30%	0.40%
Gross carrying amount	$ 51,268	$ 35,717
Loss allowance as of December 31	$ 662	$ 135
Not later than one month [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	6.80%	1.80%
Gross carrying amount	$ 3,203	$ 3,666
Loss allowance as of December 31	$ 218	$ 67
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	13.30%	2.50%
Gross carrying amount	$ 1,296	$ 1,483
Loss allowance as of December 31	$ 173	$ 37
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	26.20%	3.20%
Gross carrying amount	$ 1,251	$ 758
Loss allowance as of December 31	$ 328	$ 24
Later than three months [member]
Statement Line Items [Line Items]
Weighted-average expected credit loss rate	54.00%	50.30%
Gross carrying amount	$ 4,966	$ 5,036
Loss allowance as of December 31	$ 2,682	$ 2,533